SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Company has assessed all events from June 30, 2024 through October 30, 2024, which is the date that these unaudited interim condensed consolidated financial statements are available to be issued. Other than as disclosed below, there are no material subsequent events that require disclosure in these unaudited interim condensed consolidated financial statements.